Quarterly Holdings Report
for
Fidelity Advisor Freedom® Income Fund
December 31, 2023
AFF-NPRT3-0224
1.811329.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.38% 1/25/24 to 3/28/24 (b) (Cost $328,498)	330,000	328,554

Domestic Equity Funds - 7.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	106,440	1,651,950
Fidelity Advisor Series Growth Opportunities Fund (c)	90,678	1,163,393
Fidelity Advisor Series Small Cap Fund (c)	49,563	601,694
Fidelity Series All-Sector Equity Fund (c)	50,882	548,002
Fidelity Series Commodity Strategy Fund (c)	12,376	1,146,359
Fidelity Series Large Cap Stock Fund (c)	113,390	2,215,648
Fidelity Series Large Cap Value Index Fund (c)	14,818	218,123
Fidelity Series Opportunistic Insights Fund (c)	69,522	1,311,189
Fidelity Series Small Cap Core Fund (c)	389	4,377
Fidelity Series Small Cap Opportunities Fund (c)	52,965	736,218
Fidelity Series Stock Selector Large Cap Value Fund (c)	98,521	1,286,683
Fidelity Series Value Discovery Fund (c)	88,731	1,320,321
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,081,443)		12,203,957

International Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	75,379	1,107,316
Fidelity Series Emerging Markets Fund (c)	239,804	2,028,745
Fidelity Series Emerging Markets Opportunities Fund (c)	455,836	7,899,646
Fidelity Series International Growth Fund (c)	180,583	3,093,382
Fidelity Series International Small Cap Fund (c)	153,354	2,600,889
Fidelity Series International Value Fund (c)	265,324	3,096,331
Fidelity Series Overseas Fund (c)	238,338	3,091,247
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,504,682)		22,917,556

Bond Funds - 68.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,628,597	34,362,811
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	19,110	146,385
Fidelity Series Emerging Markets Debt Fund (c)	116,818	905,336
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	31,953	299,398
Fidelity Series Floating Rate High Income Fund (c)	18,323	165,455
Fidelity Series High Income Fund (c)	111,549	938,131
Fidelity Series International Credit Fund (c)	15,245	121,659
Fidelity Series International Developed Markets Bond Index Fund (c)	779,271	6,810,833
Fidelity Series Investment Grade Bond Fund (c)	6,739,344	68,067,380
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,094,849	6,415,814
Fidelity Series Real Estate Income Fund (c)	18,168	172,417
TOTAL BOND FUNDS (Cost $127,641,811)		118,405,619

Short-Term Funds - 11.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	417,639	417,723
Fidelity Series Government Money Market Fund 5.43% (c)(e)	15,703,786	15,703,786
Fidelity Series Short-Term Credit Fund (c)	375,941	3,703,022
TOTAL SHORT-TERM FUNDS (Cost $19,837,666)		19,824,531

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $174,394,100)	173,680,217
NET OTHER ASSETS (LIABILITIES) - 0.0%	(28,039)
NET ASSETS - 100.0%	173,652,178

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	35	Mar 2024	3,951,172	127,958	127,958
CBOT 5-Year U.S. Treasury Note Contracts (United States)	55	Mar 2024	5,982,539	133,230	133,230
CBOT Long Term U.S. Treasury Bond Contracts (United States)	7	Mar 2024	874,563	63,422	63,422

TOTAL PURCHASED					324,610

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	6	Mar 2024	1,446,000	(48,008)	(48,008)
ICE MSCI EAFE Index Contracts (United States)	1	Mar 2024	112,620	(4,282)	(4,282)
ICE MSCI Emerging Markets Index Contracts (United States)	29	Mar 2024	1,498,865	(66,371)	(66,371)

TOTAL SOLD					(118,661)

TOTAL FUTURES CONTRACTS					205,949
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $328,554.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	261,985	2,299,553	2,143,815	11,220	-	-	417,723	0.0%
Total	261,985	2,299,553	2,143,815	11,220	-	-	417,723

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,574,496	371,793	561,772	89,478	50,618	216,815	1,651,950
Fidelity Advisor Series Growth Opportunities Fund	1,113,405	229,952	469,215	3,947	(7,290)	296,541	1,163,393
Fidelity Advisor Series Small Cap Fund	609,910	134,269	202,949	24,117	12,737	47,727	601,694
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	35,490,220	4,921,221	5,971,641	837,125	(117,893)	40,904	34,362,811
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	161,510	16,303	23,476	4,736	(2,310)	(5,642)	146,385
Fidelity Series All-Sector Equity Fund	568,233	71,553	167,691	26,074	21,185	54,722	548,002
Fidelity Series Canada Fund	1,383,535	183,688	540,506	37,093	70,168	10,431	1,107,316
Fidelity Series Commodity Strategy Fund	1,235,432	221,100	231,449	52,020	(152,644)	73,920	1,146,359
Fidelity Series Emerging Markets Debt Fund	909,632	102,368	154,672	43,089	(18,322)	66,330	905,336
Fidelity Series Emerging Markets Debt Local Currency Fund	307,883	36,129	52,999	14,753	(3,729)	12,114	299,398
Fidelity Series Emerging Markets Fund	1,425,883	601,417	70,140	48,655	1,008	70,577	2,028,745
Fidelity Series Emerging Markets Opportunities Fund	8,964,994	769,630	2,314,873	224,633	(1,212)	481,107	7,899,646
Fidelity Series Floating Rate High Income Fund	162,874	23,175	23,528	12,183	(181)	3,115	165,455
Fidelity Series Government Money Market Fund 5.43%	15,646,209	3,025,971	2,968,394	604,682	-	-	15,703,786
Fidelity Series High Income Fund	942,397	104,712	134,656	45,363	(9,422)	35,100	938,131
Fidelity Series International Credit Fund	114,204	4,363	-	4,363	-	3,092	121,659
Fidelity Series International Developed Markets Bond Index Fund	6,979,674	736,159	939,052	261,424	(90,106)	124,158	6,810,833
Fidelity Series International Growth Fund	3,658,729	449,000	1,254,643	40,309	(9,386)	249,682	3,093,382
Fidelity Series International Small Cap Fund	998,879	1,847,879	582,025	94,801	18,315	317,841	2,600,889
Fidelity Series International Value Fund	3,587,878	407,372	1,205,004	100,358	145,558	160,527	3,096,331
Fidelity Series Investment Grade Bond Fund	69,773,392	7,361,070	9,129,176	2,095,961	(631,903)	693,997	68,067,380
Fidelity Series Large Cap Stock Fund	2,266,968	324,594	616,233	117,044	104,939	135,380	2,215,648
Fidelity Series Large Cap Value Index Fund	236,686	40,101	72,809	8,926	7,605	6,540	218,123
Fidelity Series Long-Term Treasury Bond Index Fund	6,691,413	1,336,306	1,280,654	154,702	(285,418)	(45,833)	6,415,814
Fidelity Series Opportunistic Insights Fund	1,357,800	106,313	408,622	13,607	38,232	217,466	1,311,189
Fidelity Series Overseas Fund	3,655,275	431,068	1,227,611	51,271	67,275	165,240	3,091,247
Fidelity Series Real Estate Income Fund	308,013	28,176	164,699	12,732	(6,198)	7,125	172,417
Fidelity Series Short-Term Credit Fund	3,952,596	329,183	654,076	84,153	(11,703)	87,022	3,703,022
Fidelity Series Small Cap Core Fund	-	4,453	748	73	56	616	4,377
Fidelity Series Small Cap Opportunities Fund	750,554	129,011	248,410	7,771	47,912	57,151	736,218
Fidelity Series Stock Selector Large Cap Value Fund	1,418,417	189,009	436,399	59,923	32,006	83,650	1,286,683
Fidelity Series Value Discovery Fund	1,449,583	189,518	369,702	61,960	30,957	19,965	1,320,321
	177,696,674	24,726,856	32,477,824	5,237,326	(699,146)	3,687,380	172,933,940

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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